Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - £ / shares			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Expected volatility	61.00%	61.00%
Risk-free interest rate	0.19%	0.27%
Model used				Black Scholes	Black Scholes
Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility			69.00%	66.00%	67.00%
Risk-free interest rate			0.21%	1.26%	1.26%
Expected life of share options (years)				9 years 6 months	10 years
Market price of ordinary shares			£ 0.46	£ 0.83	£ 0.83
Model used			Black Scholes
Bottom of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected life of share options (years)			7 years 1 month 6 days
Top of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected life of share options (years)			9 years 7 months 6 days